Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation [Abstract]
Schedule of components of income tax expense
	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Current income tax:
Current income tax charge	2,052	2,374	704
Adjustments in respect of current income tax of prior years	97	(7)	—

Deferred tax:
Origination and reversal of temporary differences	(402)	(292)	1,247
Effect of tax rate change	—	—	(131)
Adjustment in respect of prior years	—	—	(132)
Income tax charge for the year	1,747	2,075	1,688

Schedule of income tax expense appearing in the consolidated statement of income relate
	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Income tax expense for IGI Labuan – current year	71	66	—
Corporate tax for IGI Casablanca (Representative Office) – current year	7	6	4
Income tax credits for North Star Underwriting Limited – current year	(21)	(9)	—
Income tax expense for IGI UK – current year	1,995	2,311	700
Income tax credit for IGI UK – prior years	97	(7)	—
Addition of deferred tax assets IGI Europe	(347)	—	984
Release of deferred tax liabilities for IGI UK	(55)	(292)	—
Income tax charge for the year	1,747	2,075	1,688

Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate
	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
The Group profit before tax	45,443	29,326	25,253
Less: Profit related to non-taxable subsidiaries	(36,022)	(17,108)	(15,380)
Profit before tax for entities subject to corporate taxation	9,421	12,218	9,873
Profit multiplied by the standard rate of tax in the UK of 19% (2020:19%) (2019: 19%)	1,790	2,322	1,876
Net disallowed expenditure	(71)	(34)	50
Non-UK expenses not deductible for tax purposes/income not taxable	67	—	—
Fixed asset temporary differences not recognized for deferred tax	1	14	18
Other temporary differences not recognized for deferred tax	28	9	3
Adjustment in respect of prior years	97	(7)	(132)
Income tax credits for North Star Underwriting Limited – current year	—	(9)	—
IGI Labuan and IGI Casablanca current year tax charges	78	72	4
Other movements	1	—	—
Release of deferred tax liabilities for IGI UK	(55)	(292)	—
Effect of rate change to 17%	—	—	(131)
Difference in corporation tax rates	(189)	—	—
Income tax charge for the year	1,747	2,075	1,688

Schedule of the movement on the deferred tax assets
	2021	2020
	USD ‘000	USD ‘000
Balance at beginning of the year	—	—
Deferred tax assets resulting from acquisition of IGI Europe	124	—
Addition of deferred tax assets for IGI Europe	347	—
Ending balance	471	—

Schedule of the movement on the deferred tax liabilities
	2021	2020
	USD ‘000	USD ‘000
Balance at beginning of the year	(55)	(347)
Release of deferred tax liabilities for IGI UK	55	292
Addition of deferred tax liabilities related to the change in fair value of bonds at fair value through OCI for IGI UK	(14)	—
Ending balance	(14)	(55)